Tax (Tables)	12 Months Ended
Dec. 31, 2023
Tax
Schedule of current and deferred tax expense

	2023	2022	2021
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,373)	(1,611)	(1,036)
(Under)/over provision in respect of prior years	(123)	100	31
	(1,496)	(1,511)	(1,005)
Deferred tax
(Charge)/credit for the year	(281)	47	(185)
UK tax rate change impact	—	(10)	165
Net increase in the carrying value of deferred tax assets in respect of UK, RoI and Netherlands losses	385	267	12
(Under)/over provision in respect of prior years	(42)	(68)	17
Tax charge for the year	(1,434)	(1,275)	(996)

Schedule of reconciliation of actual tax charge from the expected tax charge

	2023	2022	2021
Continuing operations	£m	£m	£m
Expected tax charge	(1,452)	(975)	(766)
Losses and temporary differences in year where no deferred tax asset recognised	(56)	(118)	(51)
Foreign profits taxed at other rates	10	(62)	(11)
Non deductible goodwill impairment	—	—	(16)
Items not allowed for tax:
- losses on disposals and write-downs	(63)	(10)	(55)
- UK bank levy	(27)	(20)	(18)
- regulatory and legal actions	(1)	(7)	(74)
- other disallowable items	(57)	(51)	(28)
Non-taxable items:
- Foreign exchange recycling on UBIDAC capital reduction	114	—	—
- RPI-related uplift on index linked gilts	6	67	—
- other non-taxable items	20	29	73
Taxable foreign exchange movements	9	(19)	8
Unrecognised losses brought forward and utilised	27	6	10
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses (2)	371	272	(9)
- RoI losses	(1)	(5)	(27)
- Netherlands losses	15	—	48
Banking surcharge	(236)	(447)	(341)
Tax on paid-in equity dividends	52	43	48
UK tax rate change impact	—	(10)	165
Adjustments in respect of prior years (1, 2)	(165)	32	48
Actual tax charge	(1,434)	(1,275)	(996)

(1)Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

(2)Includes a net £69 million benefit from UK group relief and loss relief claims at higher tax rates (refer to the Deferred Tax section below for details of the recent changes in UK tax rates).

Schedule of deferred tax asset and liability

	2023	2022
	£m	£m
Deferred tax asset	(1,894)	(2,178)
Deferred tax liability	141	227
Net deferred tax asset	(1,753)	(1,951)

Schedule of net deferred tax asset

		Accelerated			Tax losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments (1)	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	24	(42)	(97)	248	(899)	(70)	(836)
Charge/(credit) to income statement:
- continuing operations	1	(43)	14	(171)	(51)	14	(236)
- discontinued operations	—	—	—	—	—	—	—
(Credit)/charge to other comprehensive income	(2)	—	1	(913)	—	(2)	(916)
Currency translation and other adjustments	—	10	—	31	(2)	(2)	37
At 1 January 2023	23	(75)	(82)	(805)	(952)	(60)	(1,951)
Charge/(credit) to income statement:
- continuing operations	1	(1)	21	16	(67)	(32)	(62)
- discontinued operations	—	—	—	—	—	—	—
(Credit)/charge to other comprehensive income	(8)	—	—	249	—	17	258
Currency translation and other adjustments	—	—	—	2	—	—	2
At 31 December 2023	16	(76)	(61)	(538)	(1,019)	(75)	(1,753)

(1)	The in-year movement predominantly relates to cash flow hedges.

Schedule of recognised deferred tax assets in respect of tax losses

	2023	2022
	£m	£m
UK tax losses carried forward
- NWM Plc	—	3
- NWB Plc	362	445
- RBS plc	597	452
Total	959	900
Overseas tax losses carried forward
- UBIDAC	5	6
- NWM N.V.	55	46
	1,019	952